AMERICAN HIGH-INCOME TRUST

Semi-Annual Report
for the six months ended
March 31, 1997

[cover: photos of off-shore oil rig, satellite, and radio]

[The American Funds Group(r)]

American High-Income Trust (sm) seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

About our cover: American High-Income Trust invests in a broad spectrum of companies in industries ranging from oil drilling to telecommunications to radio broadcasting.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are returns, with all distributions reinvested, through March 31, 1997, assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods:

                            Total       Average Annual
                            Return      Compound Return
Lifetime (since 2/19/88)    + 151.83%   + 10.67%
Five Years                  +  59.49    +  9.79
One Year                    +   4.77     -

Sales charges are lower for accounts of $25,000 or more.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS, AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

FELLOW SHAREHOLDERS:

The first half of American High-Income Trust's 1997 fiscal year was a period of divergent trends in the bond markets. The fund began the year last October 1 amid widespread optimism over the future of inflation and interest rates. Then, toward the end of 1996, the outlook changed and prices of investment-grade bonds began to falter. High-yield bonds proved more resilient, but turned down in late February.

High-yield bond prices slid through the remainder of the fiscal period, but the strength of the first few months more than offset the slide. As a result, your fund posted a positive total return for the six months ended March 31. Investors who reinvested their monthly dividends totaling 64 cents a share and their 1.5 cents per share capital gain distribution saw the value of their holdings rise 3.6%. That was essentially in line with the 3.7% return of the Lipper High Current Yield Bond Funds Index, but somewhat behind the unmanaged Salomon Brothers Long-Term High-Yield Index, which rose 5.4%. High-quality bonds, as measured by the unmanaged Salomon Brothers Broad Investment-Grade Bond Index, rose 2.5%.

Investors who took their dividends in cash had an income return of 4.3%, and the value of their holdings declined 0.7%.

When investors expect inflation will heat up and reduce the purchasing power of their interest income, they demand higher yields. As yields rise, bond prices fall. Conversely, expectations of low inflation can push bond prices higher. The bumpy ride in bond prices experienced during the period was caused, in large part, by investors' changing perceptions about inflation and interest rates.

Although the fiscal year began with optimism in the bond markets, by December that optimism had begun to be replaced by fears that the Federal Reserve Board would raise interest rates in a preemptive strike against inflation. When the Fed finally raised the federal funds rate, the rate banks charge each other on overnight loans, by 0.25% on March 25, bond prices had been falling for more than three months. It is generally expected by market participants that the Fed may raise short-term rates again.

As we have often noted in the past, American High-Income Trust does not base investment decisions solely, or even primarily, on interest rate predictions. Rather, your fund relies on thorough research into individual companies to find corporate bonds that offer the opportunity for good reward relative to the risk involved.

Of course, general trends in the bond markets also influence your fund's investment decisions. The first half of this fiscal year offers an example. When the year began, the high-yield market was so strong that finding attractive opportunities had become increasingly difficult. In this environment, the fund held a larger-than- usual portion of its assets in cash, U.S. Treasury bonds and other lower yielding securities while we continued to search for high-yield bonds that offered potential for solid long-term rewards. Against this background, American High-Income Trust reduced its regular dividend to 10 cents a share from 10.25 cents, effective with the February payment.

However, with yields rising in late February and March, the fund's portfolio counselors and analysts were again able to find high-yielding bonds that appeared to offer good value. As a result, the fund is now more fully invested than at the end of 1996. If interest rates do not fall to the levels of late 1996 and early 1997, we hope to increase the regular monthly dividend payment soon or pay a special dividend at the end of the year (or both).

During the past six months, your fund's assets grew 13% to $1.8 billion, and the number of shareholder accounts increased 12% to almost 72,000. Many of our new shareholders may not be aware of American High-Income Trust's commitment to research and the critical role played by our investment analysts. This process was described in detail in the fund's 1996 annual report. If you would like to learn more about the fund's research efforts, you may request a copy of the 1996 annual report by calling 800/421-0180.

We look forward to reporting to you after the close of this fiscal year.

Cordially,

[/s/Paul G. Haaga, Jr.]
Paul G. Haaga, Jr.
Chairman of the Board

[/s/Richard T. Schotte]
Richard T. Schotte
President

May 16, 1997

RESULTS AT A GLANCE

TOTAL RETURNS/1/

(for periods ended 3/31/97)           Six Months      One Year      Lifetime/2/
American High-Income Trust            +3.60%          +10.02%       +164.40%
Salomon Brothers Broad
Investment-Grade Bond Index           +2.49           +4.92         +109.31
Salomon Brothers Long-Term
High-Yield Index                      +5.40           +8.72         +166.62
Lipper High Current Yield Bond
Funds Index                           +3.74           +10.30        +134.58

30-DAY RATES (as of 4/30/97)
Yield based on Securities and
Exchange Commission formula                        8.17%
Distribution rate based on offering price          7.76%
Distribution rate based on net asset value         8.15%

/1/Change in value of investment with dividends and capital gain distributions reinvested

/2/Since 2/19/88

The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

American High-Income Trust
Investment Portfolio
March 31, 1997
Unaudited
--------------------------------------------------            ---------   -----------  --------
[pie chart]

U.S. Corporate Bonds                                                 64%
Non-U.S. Corporate Bonds                                             13%
U.S. Treasuries                                                       7%
Stocks                                                                5%
Non-U.S. Government Bonds                                             3%
Cash Equivalents                                                      8%

[end pie chart]
--------------------------------------------------            ---------   -----------  --------

                                                              Principal        Market   Percent
                                                                 Amount         Value    of Net
Bonds & Notes - 86.75%                                            (000)         (000)    Assets
Banking & Financial Services - 0.48%
Chevy Chase Bank, FSB  9.25% 2008                                 $2,000        $1,960      .11%
First Nationwide Holdings Inc.:
 10.625% 2003(1)                                                   4,000         4,240
 12.50% 2003                                                       2,000         2,180       .37
                                                                          -----------  --------
                                                                                 8,380      .48
                                                                          -----------  --------
Beverages - 1.93%
Canandaigua Wine Co., Inc:
 8.75% 2003                                                       12,000        12,000
 8.75% 2003(1)                                                     5,250         5,224      .98
Delta Beverage Group, Inc.  9.75% 2003(1)                          9,750         9,872      .57
Dr Pepper Bottling Co. of Texas 10.25% 2000                        6,500         6,630      .38
                                                                          -----------  --------
                                                                                33,726     1.93
                                                                          -----------  --------
Broadcasting & Publishing - 5.20%
American Media Operations, Inc. 11.625% 2004                      16,400        17,712     1.01
American Radio Systems Corp. 9.00% 2006                           11,250        10,856      .62
Chancellor Broadcasting Co.:
 9.375% 2004                                                      11,000        10,780
 12.50% 2004                                                       4,685         5,294      .92
Globo Comunicacoes E Participacoes LTDA. 10.50% 2006(1)           10,500        10,644      .61
Gray Communications Systems, Inc. 10.625% 2006                     2,750         2,832      .16
Grupo Televisa, SA
 Series A, 11.375% 2003                                            1,250         1,303
 0%/13.25% 2008(2)                                                 4,250         2,731      .23
Newsquest Capital PLC:
 11.00% 2006                                                       3,250         3,323
 Series B, 11.00% 2006                                             4,750         4,857      .47
RBS Participacoes SA 11.00% 2007(1)                                5,000         4,977      .28
STC Broadcasting, Inc. 11.00% 2007(1)                              3,000         2,970      .17
Tevecap SA:
 12.625% 2004(1)                                                   4,875         5,058
 12.625% 2004                                                        250           259      .30
TV Azteca, SA de CV 10.125% 2004(1)                                4,250         4,117      .23
Young Broadcasting Inc. 10.125% 2005                               3,500         3,465      .20
                                                                          -----------  --------
                                                                                91,178     5.20
                                                                          -----------  --------
Cable & Telephone in the United
 Kingdom - 6.28%
Bell Cablemedia PLC 0%/11.95% 2004(2)                             31,000        26,582     1.52
Colt Telecom Group PLC Units 0%/12.00% 2006(2)                    16,000         9,600      .55
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(2)                  20,750        13,487      .77
International CableTel Inc.:
 0%/10.875% 2003(2)                                               21,175        16,728
 0%/12.75% 2005(2)                                                 1,000           690
 10.00% 2007(1)                                                    3,000         2,835     1.15
TeleWest PLC:
 9.625% 2006                                                       8,000         7,760
 0%/11.00% 2007(2)                                                 8,000         5,200      .74
Videotron Holdings PLC:
 0%/11.125% 2004(2)                                               26,000        22,360
 0%/11.00% 2005(2)                                                 6,000         4,740     1.55
                                                                          -----------  --------
                                                                               109,982     6.28
                                                                          -----------  --------
Cellular, Paging & Wireless
 Communications - 12.86%
Cellular, Inc. 0%/11.75% 2003(2)                                   8,500         7,735      .44
Cellular Communications International, Inc.
 Units, 0.00% 2000                                                17,250        12,247      .70
Cellular Communications of Puerto Rico, Inc.
 10.00% 2007(1)                                                   17,000        15,895      .91
Centennial Cellular Corp.:
 8.875% 2001                                                      17,000        15,980
 10.125% 2005                                                      2,500         2,513     1.05
Comunicacion Celular SA 0%/13.125% 2003(2)                        16,000        11,040      .63
Geotek Communications, Inc. 0%/15.00% 2005(2)                      1,000           572      .03
Globalstar LP 11.375% 2004(1)                                      3,500         3,395      .19
Heartland Wireless Communications, Inc.
 13.00% 2003                                                       5,300         2,226      .13
InterCel, Inc. 0%/12.50% 2006(2)                                  12,500         7,140      .41
McCaw International, Ltd.  0%/13.00% 2007(1),(2)                   7,000         3,185      .18
Mobile Telecomm  13.50% 2002                                      16,375        14,860      .85
MobileMedia Communications, Inc.:
 0%/10.50% 2003(2)                                                14,900         2,906
 9.375% 2007                                                       6,500         1,462      .25
NEXTEL Communications, Inc.:
 0%/11.50% 2003(2)                                                 2,250         1,733
 0%/10.125% 2004 (formerly CenCall)(2)                             6,750         4,523      .36
Omnipoint Corp.:
 12.00% 2000(3)                                                   12,500        11,297
 11.625% 2006                                                     21,500        17,630     1.65
Orion Network Systems, Inc.:
 Units 0%/12.50% 2007(2)                                           3,000         1,500
 Units 11.25% 2007                                                21,975        21,316     1.30
Paging Network, Inc. 11.75% 2002                                  14,750        15,635      .89
PanAmSat, LP:
 9.75% 2000                                                        6,500         6,727
 0%/11.375% 2003(2)                                                7,000         6,580      .76
PriCellular Wireless Corp.:
 0%/14.00% 2001(2)                                                 8,000         8,160
 0%/12.25% 2003(2)                                                15,710        13,589
10.75% 2004                                                        4,000         3,940     1.47
Rogers Cantel Mobile Communications Inc.:
 11.125% 2002                                                      2,500         2,600
 9.375% 2008                                                       3,000         3,030      .32
Sprint Spectrum LP, Sprint Spectrum Finance Corp.,
 11.00% 2006                                                       1,000         1,060      .06
Vanguard Cellular Systems, Inc.  9.375% 2006                       2,000         1,970      .11
Western Wireless Corp. 10.50% 2006(1)                              3,000         2,910      .17
                                                                          -----------  --------
                                                                               225,356    12.86
                                                                          -----------  --------
Construction & Housing - 0.52%
M.D.C. Holdings, Inc. 11.125% 2003                                 8,750         9,100      .52
                                                                          -----------  --------
Diversified Manufacturing - 0.47%
Fage Dairy Industry SA 9.00% 2007(1)                               8,500         8,245      .47
                                                                          -----------  --------
Diversified Media, Cable Television &
 Telecommunications - 5.22%
Brooks Fiber Properties, Inc. 0%/10.875% 2006(2)                   4,750         2,945      .17
Cablevision Systems Corp. 9.875% 2013                              4,000         3,800      .22
CEI Citicorp Holdings, SA 11.25% 2007(1)                           3,500         3,247      .19
Comcast Corp. 10.25% 2001                                          3,200         3,328      .19
Comtel Brasileira Ltda. 10.75% 2004(1)                             4,250         4,399      .25
Esat Holdings Ltd. Units 0%/12.50% 2007(1),(2)                    11,250         6,103      .35
ICG Communications, Inc., ICG Holdings, Inc.
 0%/11.625% 2007(1),(2)                                            2,000         1,060      .06
IntelCom Group Inc., IntelCom Group (USA), Inc.
 0%/13.50% 2005(2)                                                 1,000           670      .04
IXC Communications Inc. 12.50% 2005                                2,000         2,190      .12
Jones Intercable, Inc. 9.625% 2002                                 2,000         2,050      .12
MFS Communications Co., Inc.:
 0%/9.375% 2004(2)                                                27,850        25,065
 0%/8.875% 2006(2)                                                 2,000         1,510     1.52
Multicanal Participacoes SA 12.625% 2004                          10,000        11,050      .63
Nextlink Communications LLC,
 Nextlink Capital, Inc. 12.50% 2006(1)                             1,750         1,776      .10
Qwest Communications International Inc.
 10.875% 2007(1)                                                   5,000         4,925      .28
Storer Communications, Inc. 10.00% 2003                            3,034         3,049      .17
Teleport Communications Group Inc. 9.875% 2006                     3,000         3,105      .18
Viacom International Inc.:
 9.125% 1999                                                       4,859         4,932
 10.25% 2001                                                       4,000         4,280
 7.75% 2005                                                        2,000         1,932      .64
                                                                          -----------  --------
                                                                                91,416     5.22
                                                                          -----------  --------
Electric & Gas Utilities - 0.17%
Columbia Gas System, Inc., Series A, 6.39% 2000                    3,000         2,928      .17
                                                                          -----------  --------
Energy & Related Companies - 6.55%
Abraxas Petroleum Corp. 11.50%  2004                              17,000        17,850     1.02
Benton Oil and Gas Co. 11.625% 2003                                7,000         7,595      .43
Chesapeake Energy Corp. 10.50% 2002                                3,700         3,987      .23
Cliffs Drilling Co. 10.25% 2003                                    5,500         5,665      .32
Dual Drilling Co. 9.875% 2004                                      9,050         9,593      .55
Falcon Drilling Co., Inc.:
 9.75% 2001                                                        2,500         2,587
 8.875% 2003                                                       4,250         4,292      .39
Flores & Rucks, Inc. 13.50% 2004                                   2,250         2,633      .15
Forcenergy Inc. 9.50% 2006                                         3,700         3,682      .21
Global Marine, Inc. 12.75% 1999                                    1,900         2,018      .12
Gulf Canada Resources Ltd.  9.25% 2004                             4,000         4,120      .24
J. Ray McDermott, SA 9.375% 2006                                   2,250         2,272      .13
Kelley Oil & Gas Corp. 10.375% 2006                                9,225         9,340      .53
Lomak Petroleum, Inc.  8.75% 2007                                  8,750         8,400      .48
Mariner Energy, Inc. 10.50% 2006(1)                                6,750         7,020      .40
Mesa Operating Co., 10.625% 2006                                  14,650        15,309      .87
Triton Energy Corp. 0%/9.75% 2000(2)                               8,000         8,420      .48
                                                                          -----------  --------
                                                                               114,783     6.55
                                                                          -----------  --------
Food Retailing - 2.64%
Bruno's, Inc. 10.50% 2005                                         12,500        12,688      .72
Carr-Gottstein Foods Co. 12.00% 2005                               4,000         4,360      .25
Quality Food Centers, Inc. 8.70% 2007(1)                           2,000         1,935      .11
Rykoff-Sexton, Inc. 8.875% 2003                                   10,000         9,600      .55
Star Markets Co., Inc. 13.00% 2004                                 4,500         5,040      .29
Stater Brothers Holdings Inc. 11.00% 2001                         11,500        12,535      .72
                                                                          -----------  --------
                                                                                46,158     2.64
                                                                          -----------  --------
Forest Products & Paper - 3.80%
Container Corp. of America:
 10.75% 2002                                                       6,000         6,480
 9.75% 2003                                                       18,000        18,720
 11.25% 2004                                                       3,500         3,780     1.65
Fort Howard Paper Co.:
 9.25% 2001                                                       12,500        12,938
 8.25% 2002                                                        2,000         1,990
 11.00% 2002                                                       3,038         3,137
 9.00% 2006                                                        3,250         3,283     1.22
Grupo Industrial Durango, SA de CV 12.625% 2003                    1,500         1,613      .09
MAXXAM Group Inc. 11.25% 2003                                      3,000         3,060      .18
Pacific Lumber Co. 10.50% 2003                                     7,000         7,070      .40
PT Pabrik Kertas Tjiwi Kimia 13.25% 2001                           4,000         4,560      .26
                                                                          -----------  --------
                                                                                66,631     3.80
                                                                          -----------  --------
Health & Personal Care - 5.26%
Integrated Health Services, Inc.:
 9.625% 2002                                                       4,985         5,135
 10.75% 2004                                                       6,000         6,510
 10.25% 2006(1)                                                   11,250        11,869     1.34
Mariner Health Group, Inc. 9.50% 2006                              8,000         8,000      .46
Merit Behavioral Care Corp. 11.50% 2005                            4,750         5,178      .30
Paracelsus Healthcare Corp. 10.00% 2006                           20,775        19,528     1.11
Regency Health Services, Inc.:
 9.875% 2002                                                      13,050        13,180
 12.25% 2003(1)                                                    3,750         4,031      .98
Revlon Worldwide (Parent) Corp. 0.00% 2001(1)                      8,400         5,271      .30
Tenet Healthcare Corp.:
 8.00% 2005                                                        3,000         2,917
 8.625% 2007                                                       3,250         3,169      .35
Unison HealthCare Corp. 12.25% 2006(1)                             2,850         2,280      .13
Universal Health Services, Inc. 8.75% 2005                         5,100         5,151      .29
                                                                          -----------  --------
                                                                                92,219     5.26
                                                                          -----------  --------
Independent Power Producers - 2.20%
California Energy Co., Inc.
 10.25% 2004                                                      29,750        32,353     1.85
CE Casecnan Water and Energy Co., Inc.:
 Series A, 11.45% 2005                                             2,000         2,210
 Series B, 11.95% 2010                                             3,500         3,920      .35
                                                                          -----------  --------
                                                                                38,483     2.20
                                                                          -----------  --------
Insurance - 0.14%
Integon Capital I, Integon Corp. 10.75% 2027(1)                    2,400         2,436      .14
                                                                          -----------  --------
Leisure, Tourism & Restaurants - 4.89%
AMF Group Inc.:
 0%/12.25% 2006(2)                                                18,000        12,240
 10.875% 2006                                                      7,500         7,800     1.14
Boyd Gaming Corp. 9.25% 2003                                       7,250         6,815      .39
California Hotel Finance Corp. 11.00% 2002                         9,000         9,270      .53
Foodmaker, Inc.:
 9.25% 1999                                                        5,000         5,050
 9.75% 2002                                                        8,950         9,039      .80
Four Seasons Hotels Inc. 9.125% 2000(1)                            7,000         7,096      .41
Rio Hotel & Casino, Inc.:
 10.625% 2005                                                      6,400         6,464
 9.50% 2007(1)                                                     1,250         1,188      .44
Station Casinos, Inc. 9.625% 2003                                  9,250         8,834      .50
Sun International Hotels Ltd., Sun International
 North America, Inc. 9.00% 2007(1)                                 2,750         2,599      .15
Trump Atlantic City Associates, Trump Atlantic
 City Funding, Inc. 11.25% 2006                                    5,000         4,550      .26
Wyndham Hotel Corp. 10.50% 2006                                    4,500         4,793      .27
                                                                          -----------  --------
                                                                                85,738     4.89
                                                                          -----------  --------
Manufacturing & Materials - 8.99%
Acme Metals Inc.:
 12.50% 2002                                                       7,000         7,420
 0%/13.50% 2004(2)                                                 5,750         5,865      .76
AGCO Corp. 8.50% 2006                                              8,000         7,960      .45
AK Steel Corp.:
10.75% 2004                                                        3,125         3,328
9.125% 2006                                                       11,000        10,835      .81
Derlan Manufacturing Inc. 10.00% 2007(1)                          17,600        17,336      .99
Fairchild Semiconductor Corp. 10.125% 2007(1)                      9,650         9,602      .55
Kaiser Aluminum & Chemical Corp.:
 9.875% 2002                                                       9,750         9,652
 12.75% 2003                                                       7,500         8,063
 10.875% 2006                                                      2,750         2,908
 Series B, 10.875% 2006                                            4,500         4,703     1.45
Key Plastics, Inc. 10.25% 2007(1)                                  4,000         3,970      .23
Knoll Group, Inc. 10.875% 2006                                     5,000         5,500      .31
Lifestyle Furnishings International Ltd.
 10.875% 2006                                                      6,500         7,150      .41
MagneTek, Inc. 10.75% 1998                                         4,775         4,823      .27
Newport News Shipbuilding Inc. 9.25% 2006                          3,380         3,439      .20
Nortek,  Inc. 9.25% 2007(1)                                        3,850         3,773      .21
Owens-Illinois, Inc. 11.00% 2003                                   2,250         2,481      .14
Printpack Inc.:
 Series B, 9.875% 2004                                             3,000         3,045
 10.625% 2006                                                      5,480         5,617      .49
Sterling Chemicals, Inc. 11.75% 2006                               2,500         2,600      .15
Texas Petrochemicals Corp. 11.125% 2006                           10,250        10,814      .62
UCAR Global Enterprises Inc. 12.00% 2005                           5,630         6,404      .36
U.S. Can Corp. 10.125% 2006(1)                                     3,000         3,120      .18
Westinghouse Air Brake Co. 9.375% 2005                             7,250         7,177      .41

                                                                          -----------  --------
                                                                               157,585     8.99
                                                                          -----------  --------
Merchandising - 1.00%
AnnTaylor 8.75% 2000                                               3,500         3,474      .20
Barnes & Noble, Inc. 11.875% 2003                                 10,450        11,391      .65
Loehmann's 11.875% 2003                                            2,500         2,675      .15
                                                                          -----------  --------
                                                                                17,540     1.00
                                                                          -----------  --------
Miscellaneous Services - 2.93%
Allied Waste North America, Inc. 10.25% 2006                      13,700        13,974      .80
CellNet Data Systems, Inc. 0%/13.00% 2005(2),(3)                  32,000        21,280     1.21
EarthWatch Inc. Units 12.50% 2001(1)                               6,000         6,000      .34
Petro Stopping Centers, LP,  Petro Financial Corp.
 10.50% 2007(1)                                                   10,250        10,186      .58
                                                                          -----------  --------
                                                                                51,440     2.93
                                                                          -----------  --------
Protection Services - 0.78%
Borg-Warner Security Corp. 9.625% 2007(1)                          4,750         4,608      .26
Protection One Alarm Monitoring, Inc.
 0%/13.625% 2005(2)                                                9,500         9,025      .52
                                                                          -----------  --------
                                                                                13,633      .78
                                                                          -----------  --------
Real Estate - 0.24%
B.F. Saul Real Estate Investment Trust
 11.625% 2002                                                      4,000         4,280      .24
                                                                          -----------  --------
Textiles & Apparel - 0.37%
Dawson Production Services, Inc. 9.375% 2007                       4,000         3,900      .22
Tultex Corp. 10.625% 2005                                          1,000         1,088      .06
WestPoint Stevens Inc. 8.75% 2001                                  1,500         1,500      .09
                                                                          -----------  --------
                                                                                 6,488      .37
                                                                          -----------  --------
Transportation - 4.01%
Airplanes Pass Through Trust, pass-through
 certificates, Class D, 10.875% 2019(4)                            8,350         9,143      .52
Continental Airlines, Inc. 9.50% 2001                             14,250        14,464      .83
Teekay Shipping Corp. 8.32% 2008                                  13,500        13,230      .75
USAir, Inc.:
 8.625% 1998                                                       1,000         1,000
 9.625% 2001                                                      12,000        12,210
 9.625% 2003                                                       2,240         2,285
 10.00% 2003                                                      10,250        10,340
 Pass-through trust, Series 1993-A3,
  10.375% 2013(4)                                                  7,400         7,640     1.91
                                                                          -----------  --------
                                                                                70,312     4.01
                                                                          -----------  --------
Private Issue Collateralized Mortgage/Asset-Backed
 Obligations(4) - 0.02%
Resolution Trust Corp.:
 Series 1993-C1, Class E, 9.50% 2024                                 226           226
 Series 1993-C2, Class E, 8.50% 2025                                 191           190      .02
                                                                          -----------  --------
                                                                                   416      .02
                                                                          -----------  --------
Non-U.S. Governments and Governmental
 Authorities - 3.06%
Argentina (Republic of):
 6.75% 2005(5)                                                       970           867
 11.00% 2006                                                         750           769
 11.75% 2007(1)                                              ARP 19,880         19,983
 11.375% 2017                                                     $4,625         4,746     1.50
Brazil (Federal Republic of):
 Eligible Interest Bond 6.50% 2006(5)                              1,900         1,691
 Debt Conversion Bond 6.563% 2012(5)                                 750           588
 Capitalization Bond PIK 8.00% 2014(6)                               275           204      .14
Ecuador (Republic of) Past Due Interest Bonds:
 Registered 6.50% 2015(5)                                          8,745         4,941
 Bearer 6.50% 2015(5)                                                404           228      .30
New Zealand Index Linked
 4.65% 2016(7)                                                NZ$ 3,000          2,010      .11
Panama (Republic of) Interest Reduction Bond
 3.50% 2014(1),(5)                                               $11,500         8,007      .46
Peru (Republic of) Front Loaded Interest
 Reduction Bond 3.25% 2017(1),(5)                                    500           258      .02
Poland (Republic of)
 Treasury Bill 1997                                           PLZ 8,000          2,450      .14
United Mexican States:
 Collateralized Eurobond, Series A, 6.453% 2019                     $500           436
 Government:
 9.75% 2001                                                        1,000         1,038
 11.375% 2016                                                      3,695         3,764
 11.50% 2026                                                         125           128      .31
Venezuela  (Republic of):
 Front Loaded Interest Reduction Bond 6.75% 2007(5)                  952           826
 6.50% 2007(5)                                                       750           645      .08

                                                                          -----------  --------
                                                                                53,579     3.06
                                                                          -----------  --------
U.S. Treasury Obligations - 6.74%
7.25% 1998                                                         5,000         5,048
6.875% 1999                                                       39,000        39,293
7.50% 2001                                                        19,000        19,537
8.00% 2001                                                         3,000         3,135
5.75% 2003                                                        10,000         9,439
7.875% 2004                                                        1,000         1,056
11.625% 2004                                                      28,000        35,695
6.50% 2006                                                         5,000         4,845
                                                                             --------  --------
                                                                               118,048     6.74
                                                                          -----------  --------
Total Bonds & Notes (cost: $1,509,422,000)                                   1,520,080    86.75
                                                                          -----------  --------

                                                              Number of
Stocks (Common & Preferred) - 4.65%                              Shares
American Radio Systems Corp., Class A(8)                          40,000        $1,220
American Radio Systems Corp.,
 exchangeable preferred(1),(6)                                   112,500        10,969      .69
AnnTaylor, Inc.(8)                                                40,000           815      .05
California Energy Co., Inc.(8)                                    65,000         2,210      .13
CellNet Data Systems, Inc.,
 warrants, expire 6/29/97(3),(8)                                 128,000         1,536      .09
Cellular Communications International, Inc.(8)                    32,800           910      .05
Chancellor Broadcasting Co., Class A(8)                           60,000         1,590      .09
Chancellor Radio Broadcasting Co.,
 exchangeable preferred(1)                                        88,000         8,580      .49
Columbia Gas System, Inc.                                         14,700           851      .05
Comcast Corp., Class A                                            10,000           164
Comcast Corp., Class A, special stock                             20,000           338      .03
Comunicacion Celular SA,
warrants, expire 11/15/03(8)                                      15,000           105      .01
EarthWatch Inc., 12.00% convertible preferred(1),(3),(8)         675,000         7,523      .43
Falcon Drilling Co., Inc.(8)                                      35,000         1,295      .07
Foodmaker, Inc.(8)                                                30,000           304      .02
Heartland Wireless Communications, Inc.,
 warrants, expire 4/26/00(1),(8)                                  22,800             2      .00
ICG Communications, Inc., 14.00%
 exchangeable preferred(1),(6)                                     3,000         2,880      .16
ICG Holdings (Canada), Inc. (formerly IntelCom Group Inc.),
 warrants, expire 8/8/05(1),(8)                                   33,000           190      .01
Integrated Health Services, Inc.                                  48,500         1,419      .08
J. Ray McDermott, SA(8)                                           63,600         1,542      .09
Kelley Oil & Gas Corp. convertible preferred(8)                   70,000         1,715      .10
Kmart Corp., 7.75% convertible preferred                          60,000         3,210      .18
Marriott International, Inc.                                      13,896           691      .04
McDermott International, Inc.                                     60,000         1,283      .07
MESA Inc.(8)                                                     275,000         1,650
MESA Inc. 8.00% convertible preferred, Series A(6)               282,484         2,154      .22
Nacional Financiera SNC PRIDES 11.25% 1998                        20,000           767      .04
Nortel Inversora SA, Class A, preferred
 (American Depositary Receipts)(1),(3)                         1,174,607        14,659      .84
Omnipoint Corp.(3),(8)                                           278,001         2,168      .12
Protection One Alarm Monitoring, Inc.,
 warrants, expire 6/30/05(1),(8)                                  30,400           190      .01
Station Casinos, Inc. 7.00% convertible preferred                 90,000         3,881      .22
Sterling Chemicals Inc., warrants, expire 8/15/08(8)               3,000            96      .00
Time Warner Inc. 10.25% exchangeable preferred
 Series M(6)                                                       2,956         3,133      .18
Viacom International Inc., Class B(8)                             30,000           994      .06
Worldcom, Inc.(8)                                                 21,000           462      .03

                                                                          -----------  --------
Total Stocks (cost: $72,373,000)                                                81,496     4.65
                                                                          -----------  --------
                                                              Principal
                                                                 Amount
                                                                  (000)
Convertible Debentures - 0.42%
Banco Nacional de Mexico, SA 11.00% 2003                            $500           525      .03
Integrated Health Services, Inc. 6.00% 2003                        6,500         6,841      .39
                                                                          -----------  --------
Total Convertible Debentures (cost:
 $6,937,000)                                                                     7,366      .42
                                                                          -----------  --------

Miscellaneous - 0.30%
Investment securities in initial
 period of acquisition                                             5,536         5,303      .30
                                                                          -----------  --------
Total Miscellaneous (cost: $5,351,000)                                           5,303      .30
                                                                          -----------  --------

Short-Term Securities
Corporate Short-Term Notes - 7.36%
American Brands, Inc. 5.30% due 4/14/97                            8,000         7,983      .46
Ameritech Capital Funding Corp. 5.33% due 4/9/97                  29,000        28,961     1.65
CIT Group Holdings, Inc. 6.72% due 4/1/97                         17,890        17,887     1.02
Ford Motor Credit Co. 5.30% due 4/10/97                           20,400        20,370     1.16
Monsanto Co. 5.28% due 4/10/97                                    10,000         9,985      .57
National Rural Utilities Cooperative Finance Corp.:
 5.24% due 4/10/97                                                 7,500         7,489
 5.28% due 4/11/97                                                 8,300         8,287      .90
J.C. Penney Funding Corp.:
 5.28% due 4/10/97                                                 8,000         7,988
 5.31% due 4/15/97                                                 5,000         4,989      .74
Pepsico Inc. 5.54% due 4/21/97                                    15,000        14,952      .86

                                                                          -----------  --------
Total Short-Term Securities (cost:
 $128,890,000)                                                                 128,891     7.36
                                                                          -----------  --------
Total Investment Securities (cost:
 $1,722,973,000)                                                             1,743,136    99.48
Excess of cash and receivables
 over payables                                                                   9,140       .52
                                                                          -----------  --------
Net Assets                                                                  $1,752,276   100.00%
                                                                          ===========  ========

(1)Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.
(2)Step bond; coupon rate will increase at a later date.
(3)Valued under procedures established by the Board of Trustees.
(4)Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shortly than the stated maturity.
(5)Coupon rate may change periodically.
(6)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(7)Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.
(8)Non-income-producing security.

See Notes to Financial Statements

American High-Income Trust
Financial Statements
Statement of Assets and Liabilities  (Unaudited)
at March 31, 1997 (dollars in thousands)
Assets:
 Investment securities
  (cost: $1,722,973)                                                            $   1,743,136
 Cash                                                                                      18
 Receivables for--
  Sales of investments                                           $   8,584
  Sales of fund's shares                                             6,473
  Forward currency contracts                                            98
  Accrued dividends and interest                                    31,443             46,598
                                                                   -------            -------
                                                                                    1,789,752
Liabilities:
 Payables for--
  Purchases of investments                                          22,946
  Repurchases of fund's shares                                       7,768
  Dividends on fund's shares                                         5,717
  Management services                                                  701
  Accrued expenses                                                     344             37,476
                                                                   -------            -------
Net Assets at March 31, 1997 --
 Equivalent to $14.74 per share on
 118,906,148 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                    $   1,752,276
                                                                               ==============

Statement of Operations
for the six months ended March 31, 1997 (Unaudited)
(dollars in thousands)
Investment Income:
 Income:
  Dividends                                                      $   1,379
  Interest                                                          75,389      $      76,768
                                                                   -------
 Expenses:
  Management services fee                                            3,846
  Distribution expenses                                              2,075
  Transfer agent fee                                                   547
  Reports to shareholders                                               82
  Registration statement and prospectus                                223
  Postage, stationery and supplies                                     142
  Trustees' fees                                                        13
  Auditing and legal fees                                               43
  Custodian fee                                                         42
  Taxes other than federal income tax                                   26
  Other expenses                                                        17              7,056
                                                                   -------            -------
  Net investment income                                                                69,712
                                                                                      -------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                                     18,975
 Net change in unrealized appreciation
  on investments                                                   (33,068)
  Net unrealized appreciation on
  open forward currency contracts                                      102            (32,966)
                                                                   -------            -------

  Net realized gain and unrealized
   appreciation on investments                                                        (13,991)
                                                                                      -------
Net Increase in Net Assets
 Resulting from Operations                                                      $      55,721
                                                                                     ========


Statement of Changes in Net Assets
(dollars in thousands)
                                                                Six months
                                                                     ended         Year ended
                                                                  3/31/97*            9/30/96
Operations:                                                        -------            -------
 Net investment income                                        $     69,712     $      118,127
 Net realized gain on investments                                   18,975              4,164
 Net change in unrealized appreciation
  on investments                                                   (32,966)            47,452
                                                                   -------            -------
  Net increase in net assets
   resulting from operations                                        55,721            169,743
                                                                   -------            -------

Dividends and Distributions
 Paid to Shareholders:
 Dividends from net investment income                              (71,244)          (118,864)
 Distributions from net realized
  gain on investments                                               (1,653)               -
                                                                   -------            -------
  Total dividends and distributions                                (72,897)          (118,864)
                                                                   -------            -------
Capital Share Transactions:
 Proceeds from shares sold:
  26,119,205 and 43,729,904
  shares, respectively                                             393,135            636,739
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on
  investments: 3,055,312 and
  5,021,604 shares, respectively                                    45,835             73,124
 Cost of shares repurchased:
  14,395,028 and 22,319,120
  shares, respectively                                            (216,414)          (324,832)
                                                                   -------            -------
  Net increase in net assets
   resulting from capital share
   transactions                                                    222,556            385,031
                                                                   -------            -------
Total Increase in Net Assets                                       205,380            435,910

Net Assets:
 Beginning of period                                             1,546,896          1,110,986
                                                                   -------            -------
 End of period (including undistributed
  net investment income: $5,570
  and $7,102, respectively)                                  $   1,752,276      $   1,546,896
                                                                 =========          =========

*Unaudited
See Notes to Financial Statements

Notes to Financial Statements

1. American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 Stocks and convertible debentures traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price.

 Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate provided by a pricing service in accordance with procedures established by the fund's officers. Short-term securities with more than 60 days remaining to maturity, including forward currency contracts, are valued at the mean of their representative quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Trustees or a committee thereof. Short-term securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends to shareholders are declared daily after determination of the fund's net asset value and paid to shareholders monthly.

 Investment securities and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities and income are calculated using the prevailing exchange rate. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

 Pursuant to the custodian agreement, the fund receives credit against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $42,000 includes $40,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1997, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $20,163,000, of which $62,037,000 related to appreciated securities and $41,874,000 related to depreciated securities. During the six months ended March 31, 1997, the fund realized, on a tax basis, a net capital gain of $18,994,000 on securities transactions. Net losses related to non-U.S. currency transactions of $16,000 were treated as ordinary income for federal tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $1,722,973,000 at March 31, 1997.

3. The fee of $3,846,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; and 0.18% of such assets in excess of $1 billion; plus 3.00% on the first $100 million of the fund's annual gross investment income; and 2.50% of such income in excess of $100 million.

 Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1997, distribution expenses under the Plan were $2,075,000. As of March 31, 1997, accrued and unpaid distribution expenses were $293,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $547,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,111,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1997, aggregate amounts deferred and earnings thereon were $38,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of March 31, 1997, accumulated undistributed net realized gain on investments was $14,378,000 and paid-in capital was $1,712,067,000.

 The fund made purchases and sales of investment securities, excluding short-term securities, of $648,558,000 and $446,068,000, respectively, during the six months ended March 31, 1997.

 The fund purchases and sells forward currency contracts in anticipation of, or to protect itself against, fluctuations in exchange rates. The contracts are recorded in the statement of assets and liabilities at their net unrealized value; the fund's maximum potential liability in these contracts is equal to the full contract amounts. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in foreign exchange rates and securities values underlying these instruments. At March 31, 1997, the fund had an outstanding forward currency contract to sell non-U.S. currency as follows:

                                     Contract Amount                    U.S. Valuation
                                       -------------   -------------     ------------- -------------
                                                                                       Unrealized
Non-U.S. Currency Sales Contract            Non-U.S.            U.S.            Amount Appreciation
-----------------------------------    -------------   -------------     ------------- -------------

French Francs expiring 11/25/97         FF5,100,000       $1,021,000          $923,000   $98,000


Per-Share
Data and Ratios                                   Year endedSeptember       30
                                                        1996    1995     1994     1993     1992
                                                   -------- -------- -------- -------- --------
Net Asset Value, Beginning
 of Year                                             $14.30   $13.97   $15.18   $14.58   $13.56
                                                   -------- -------- -------- -------- --------
 Income from Investment
  Operations:
  Net investment income                                1.29     1.33     1.25     1.28     1.35
  Net realized and
   unrealized gain
   (loss) on investments                                .59      .39     (.99)     .74      .99
                                                   -------- -------- -------- -------- --------
   Total income from
    investment operations                              1.88     1.72      .26     2.02     2.34
                                                   -------- -------- -------- -------- --------
 Less Distributions:
  Dividends from net
   investment income                                  (1.32)   (1.32)   (1.21)   (1.29)   (1.32)
  Distributions from net
   realized gains                                         -     (.07)    (.26)    (.13)       -
                                                   -------- -------- -------- -------- --------
   Total distributions                                (1.32)   (1.39)   (1.47)   (1.42)   (1.32)
                                                   -------- -------- -------- -------- --------
Net Asset Value, End of Year                         $14.86   $14.30   $13.97   $15.18   $14.58
                                                   ======== ======== ======== ======== ========
Total Return*                                        13.68%   13.34%    1.60%    14.59%   18.08%

Ratios/Supplemental Data:
 Net assets, end of year
  (in millions)                                      $1,547   $1,111     $835     $707     $438
 Ratio of expenses to average
  net assets                                           .87%     .89%     .86%      .87%     .94%
 Ratio of net income to
  average net assets                                  8.90%    9.72%    8.63%     8.60%    9.58%
 Portfolio turnover rate                             39.74%   29.56%   42.03%    44.37%   58.04%


*Calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.


THE AMERICAN FUNDS GROUP(R) SHAREHOLDER SERVICES

ARE YOU AWARE OF YOUR RIGHTS?

Did you know you may be eligible for a sales charge discount when you buy shares of most American Funds? The discounts begin when your investments total $25,000 for bond funds or $50,000 for stock and stock/bond funds - and the good news is you don't have to invest the whole amount at one time.

Through your right of accumulation, when you purchase additional shares you can add the purchase amount to the value of shares you already own - in any of our eligible funds* - in order to qualify for a sales charge discount on the new investment.

Sales charges are reduced on a sliding scale as your investments increase. You'll find a detailed breakdown of all discounts in your fund's prospectus, which you can obtain from your financial adviser or by calling a Shareholder Services Representative.

OTHER WAYS TO REDUCE SALES CHARGES

You can establish a statement of intention that allows you to invest at a reduced sales charge immediately, based on purchases you intend to make over a 13-month period.* Or you can aggregate accounts by adding your purchase amount to the total value of accounts you, your spouse and your minor children have with The American Funds Group. Call a Shareholder Services Representative for details and restrictions.

Whether you accumulate, aggregate or establish a statement of intention, it all adds up - to more purchasing power for you.

INVESTING WITH STYLE

American FundsLine(r) and FundsLine OnLine (sm) - Handle transactions using your computer or phone 24 hours a day. Obtain current prices and investment returns, exchange shares between funds, redeem shares, check your share balances and confirm your most recent transaction. Request duplicate statements and order checks (phone only). Just call 800/325-3590 or visit our Web site at www.americanfunds.com.

American FundsLink (sm) - Link your American Funds accounts with your bank account. You can have fund dividends or automatic fund withdrawals deposited directly into your bank account. Or you can invest money directly from your bank account into your fund account on either a systematic or on-demand basis.

Other automatic transactions - You can reinvest dividends into the same fund or another fund, make withdrawals, and exchange shares between funds - quarterly, monthly or during the months you specify.

Dividend and capital gain options - Use your dividend and capital gain distributions to meet your changing needs. You may:

- Automatically reinvest distributions back into the fund at no sales charge.

- Cross-reinvest dividends into another fund at no sales charge. (Certain restrictions apply.)

- Have dividends mailed or sent electronically to you or to someone else.

Exchange privileges - When you and your investment adviser feel it's time to adjust your portfolio to meet your changing investment goals, you can easily exchange shares from one American Fund to another - usually without paying a sales charge.* To open an account in a different fund, you must meet that fund's minimum investment requirement. An exchange generally constitutes a sale and purchase for tax purposes.

*Investments in our money market funds - The Cash Management Trust of America, The Tax-Exempt Money Fund of America and The U.S. Treasury Money Fund of America - which are purchased without a sales charge, generally do not apply when determining your sales charges unless the shares were originally purchased in another American Fund that required a sales charge, then later exchanged into our money market funds.

FOR MORE COMPLETE INFORMATION ABOUT THESE SERVICES OR ABOUT ANY OF THE AMERICAN FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY AND READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THESE SERVICES ARE SUBJECT TO CHANGE OR TERMINATION.

To talk to a Shareholder Services Representative, call toll-free (8 a.m. to 8 p.m. ET) from anywhere in the U.S.: 800/421-0180

Visit us at www.americanfunds.com on the World Wide Web.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
(PLEASE WRITE TO THE ADDRESS NEAREST YOU.)

American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA  CMG/FS/3406
Lit. No. AHIT-013-0597
Printed on recycled paper

[The American Funds Group (r)]